UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           FMA Small Company Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 866-FMA-8333

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]









     ----------------------------------------------------------------------
                           FMA SMALL COMPANY PORTFOLIO
     ----------------------------------------------------------------------
                         THE ADVISORS' INNER CIRCLE FUND




                               SEMI-ANNUAL REPORT
                                 April 30, 2004

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2004
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .......................................................   1
Statement of Net Assets ....................................................   2
Statement of Operations ....................................................   7
Statement of Changes in Net Assets .........................................   8
Financial Highlights .......................................................   9
Notes to Financial Statements ..............................................  10
--------------------------------------------------------------------------------








A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2004

Dear Shareholder:

Reflecting a cross-current of news and events, the market experienced dramatic sector rotation throughout the recent six-month period. As economic news and investors hopes unfolded positively in January, the market moved to new highs with the most economically leveraged sectors leading the advance. However, as we moved into the Spring, investors began to focus on increased tensions in Iraq, continued high oil prices, the outcome of the Presidential election and the potential for the Federal Reserve to raise interest rates. These concerns have led to the first correction (greater than a 5% pullback) in the market since its advance began in October 2002. The January leaders (technology and industrials) have become the laggards as investors are focusing on more conservative investments within the consumer and health care sectors.

The FMA Small Company Portfolio has been positioned for the continued improvement in the economy and corporate profits for the past eighteen months and maintained that orientation into early 2004. However, we have been shifting the Portfolio's orientation as we approach what is likely to become the first of several interest rate increases by the Federal Reserve through 2005. We are increasing the Portfolio's focus on later cycle and non-cyclical companies with consistent growth that are trading at attractive valuations.

Small cap stocks have maintained their leadership position relative to their large cap peers, reaching the five-year anniversary of this small cap cycle. Given current valuation levels and the outlook for relative earnings growth between the small cap and large cap sectors of the market, we continue to expect small cap securities to provide superior returns in fiscal 2004.

Looking forward, we remain focused on the vitality of the economic advance and the projected slowdown in corporate profit growth in 2004. With the recent strength in the employment picture along with increased pressure on inflationary measures, we believe the Federal Reserve will likely raise interest rates prior to the November election. We are positioning the Portfolio for this likelihood expecting investment gains to be more muted in fiscal 2004 versus fiscal 2003 as a result.



Respectfully yours,

/S/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer




                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------
RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 94.1%
--------------------------------------------------------------------------------


                                                                                           SHARES          VALUE
                                                                                          --------      ------------

   BANKS -- 8.7%
   Boston Private Financial Holdings .................................................     53,900       $  1,255,870
   Capitol Bancorp+ ..................................................................    111,800          2,795,000
   MB Financial+ .....................................................................     71,600          2,523,900
   South Financial Group .............................................................    126,700          3,509,590
   UMB Financial+ ....................................................................     62,600          3,143,146
   Umpqua Holdings ...................................................................    143,600          2,721,220
                                                                                                        ------------
                                                                                                          15,948,726
                                                                                                        ------------
   BROADCASTING, NEWSPAPERS & ADVERTISING -- 6.2%
   Advo ..............................................................................     90,150          2,830,710
   Lin TV, Cl A* .....................................................................    124,600          2,802,254
   Media General, Cl A ...............................................................     39,800          2,860,824
   Saga Communications, Cl A*+ .......................................................    152,550          2,898,450
                                                                                                        ------------
                                                                                                          11,392,238
                                                                                                        ------------
   BUILDING & CONSTRUCTION -- 0.9%
   Global Power Equipment Group* .....................................................    227,100          1,644,204
                                                                                                        ------------
   CHEMICALS -- 1.9%
   Cabot Microelectronics* ...........................................................     49,900          1,473,547
   Cytec Industries* .................................................................     48,200          1,895,224
                                                                                                        ------------
                                                                                                           3,368,771
                                                                                                        ------------
   COMMUNICATIONS TECHNOLOGY -- 1.2%
   Anixter International* ............................................................     75,300          2,206,290
                                                                                                        ------------
   COMPUTER SOFTWARE -- 3.4%
   Ansys* ............................................................................     48,500          1,796,925
   Lionbridge Technologies* ..........................................................    184,600          1,665,092
   Manhattan Associates* .............................................................     98,700          2,652,069
                                                                                                        ------------
                                                                                                           6,114,086
                                                                                                        ------------
   DRUGS -- 1.5%
   KV Pharmaceutical, Cl A* ..........................................................    117,250          2,816,345
                                                                                                        ------------
   ELECTRICAL SERVICES -- 2.0%
   Idacorp ...........................................................................    125,300          3,715,145
                                                                                                        ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                                                           SHARES          VALUE
                                                                                          --------      ------------

   ELECTRONIC EQUIPMENT -- 4.9%
   Flir Systems* .....................................................................     42,700       $  2,003,057
   Hutchinson Technology* ............................................................     64,200          1,578,678
   II-VI*+ ...........................................................................    107,900          2,662,972
   Technitrol* .......................................................................    126,000          2,680,020
                                                                                                        ------------
                                                                                                           8,924,727
                                                                                                        ------------
   FINANCIAL SERVICES -- 7.7%
   Advanta, Cl B+ ....................................................................    198,800          3,184,776
   Affiliated Managers Group* ........................................................     48,750          2,374,125
   Apollo Investment* ................................................................    222,900          3,064,875
   Nelnet, Cl A*+ ....................................................................    135,800          2,763,530
   Piper Jaffray* ....................................................................     55,900          2,706,678
                                                                                                        ------------
                                                                                                          14,093,984
                                                                                                        ------------
   FOOD, BEVERAGE & TOBACCO -- 3.3%
   J&J Snack Foods* ..................................................................     69,700          2,664,631
   Ralcorp Holdings* .................................................................     95,800          3,334,798
                                                                                                        ------------
                                                                                                           5,999,429
                                                                                                        ------------
   GAS/NATURAL GAS -- 2.1%
   New Jersey Resources ..............................................................     98,500          3,753,835
                                                                                                        ------------
   INSURANCE -- 7.2%
   AmerUs Group ......................................................................     72,900          2,813,940
   Direct General ....................................................................     94,300          3,371,225
   National Financial Partners .......................................................    118,100          3,690,625
   Scottish Re Group Ltd. ............................................................    146,800          3,211,984
                                                                                                        ------------
                                                                                                          13,087,774
                                                                                                        ------------
   LEASING & RENTING -- 2.5%
   Aaron Rents .......................................................................     66,200          1,917,152
   United Rentals* ...................................................................    151,500          2,605,800
                                                                                                        ------------
                                                                                                           4,522,952
                                                                                                        ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        3

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                                                           SHARES           VALUE
                                                                                          --------      ------------

   MACHINERY -- 10.7%
   Ametek ............................................................................    100,600       $  2,665,900
   Clarcor ...........................................................................     67,000          2,949,340
   Gardner Denver* ...................................................................    108,100          2,834,382
   IDEX ..............................................................................     51,500          2,433,375
   Nordson ...........................................................................     81,931          2,831,535
   Woodward Governor .................................................................     45,900          2,861,406
   York International ................................................................     73,700          2,889,040
                                                                                                        ------------
                                                                                                          19,464,978
                                                                                                        ------------
   MEDICAL PRODUCTS & SERVICES -- 5.3%
   Alaris Medical Systems* ...........................................................     94,700          1,839,074
   Genesis HealthCare* ...............................................................    121,800          2,848,902
   LabOne* ...........................................................................    100,100          2,956,954
   Viasys Healthcare* ................................................................    104,800          2,033,120
                                                                                                        ------------
                                                                                                           9,678,050
                                                                                                        ------------
   MISCELLANEOUS BUSINESS SERVICES -- 4.5%
   ABM Industries ....................................................................     60,100          1,109,446
   Jones Lang LaSalle* ...............................................................    119,700          2,826,117
   Kroll* ............................................................................     68,600          2,033,304
   West* .............................................................................     90,700          2,215,801
                                                                                                        ------------
                                                                                                           8,184,668
                                                                                                        ------------
   OILFIELD SERVICES -- 4.0%
   Helmerich & Payne .................................................................     96,400          2,601,836
   Oil States International*+ ........................................................    202,100          2,736,434
   W-H Energy Services* ..............................................................    109,700          2,016,286
                                                                                                        ------------
                                                                                                           7,354,556
                                                                                                        ------------
   REAL ESTATE INVESTMENT TRUSTS -- 5.7%
   American Financial Realty Trust ...................................................    207,200          3,066,560
   CBL & Associates Properties .......................................................     40,800          2,050,200
   Luminent Mortgage Capital .........................................................    244,500          3,132,045
   Maguire Properties ................................................................     97,000          2,210,630
                                                                                                        ------------
                                                                                                          10,459,435
                                                                                                        ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        4


THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED


                                                                                           SHARES          VALUE
                                                                                          --------      ------------

   RETAIL -- 5.1%
   Big 5 Sporting Goods* .............................................................     77,500       $  1,923,550
   CSK Auto* .........................................................................    162,900          3,007,134
   Regis .............................................................................     42,200          1,832,324
   School Specialty* .................................................................     62,900          2,241,127
   West Marine* ......................................................................     12,735            370,334
                                                                                                        ------------
                                                                                                           9,374,469
                                                                                                        ------------
   TRUCKING -- 2.7%
   Overnite ..........................................................................    111,200          2,668,800
   Pacer International* ..............................................................    119,200          2,240,960
                                                                                                        ------------
                                                                                                           4,909,760
                                                                                                        ------------
   WHOLESALERS -- 2.6%
   Aviall* ...........................................................................    134,400          2,224,320
   United Stationers* ................................................................     65,150          2,475,700
                                                                                                        ------------
                                                                                                           4,700,020
                                                                                                        ------------
   TOTAL COMMON STOCK
      (Cost $162,587,478) ............................................................                   171,714,442
                                                                                                        ------------

----------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 8.3%
----------------------------------------------------------------------------------------------------------------
   HighMark 100% U.S. Treasury Money Market Fund .....................................  7,351,784          7,351,784
   HighMark U.S. Government Money Market Fund ........................................  7,351,784          7,351,784
   Union Bank of California Money Market Fund ........................................    546,081            546,081
                                                                                                         -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $15,249,649) .............................................................                    15,249,649
                                                                                                         -----------
   TOTAL INVESTMENTS -- 102.4%
      (Cost $177,837,127) ............................................................                   186,964,091
                                                                                                         -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        5

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  (2.4)%
--------------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                                        ------------

   Investment Advisory Fees Payable .............................................................       $   (110,869)
   Administration Fees Payable ..................................................................            (18,653)
   Trustees' Fees Payable .......................................................................             (2,177)
   Other Assets and Liabilities, Net ............................................................         (4,289,871)
                                                                                                        ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...........................................................         (4,421,570)
                                                                                                        ------------

--------------------------------------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------
   Paid in Capital ..............................................................................        148,678,452
   Distributions in excess of net investment income .............................................           (134,760)
   Accumulated net realized gain on investments .................................................         24,871,865
   Net unrealized appreciation on investments ...................................................          9,126,964
                                                                                                        ------------
   TOTAL NET ASSETS-- 100.0% ....................................................................       $182,542,521
                                                                                                        ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ..................................................          8,437,223
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ...........................................................................             $21.64
                                                                                                              ======
* NON-INCOME PRODUCING SECURITY
+ SECURITY CONSIDERED  ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL
  30, 2004 WAS $22,708,208.
CL -- CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        6

THE ADVISORS' INNER CIRCLE FUND      FMA SMALL COMPANY PORTFOLIO FOR THE
                                     SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .......................................................................................       $    995,059
Interest ........................................................................................             20,290
                                                                                                        ------------
   TOTAL INCOME .................................................................................          1,015,349
                                                                                                        ------------
EXPENSES
Investment Advisory Fees ........................................................................            691,535
Administration Fees .............................................................................            110,646
Trustees' Fees ..................................................................................              2,730
Shareholder Servicing Fees ......................................................................            249,531
Transfer Agent Fees .............................................................................             35,282
Printing Fees ...................................................................................             24,570
Registration and Filing Fees ....................................................................             11,016
Legal Fees ......................................................................................              7,730
Audit Fees ......................................................................................              7,729
Custodian Fees ..................................................................................              7,385
Other Expenses ..................................................................................              3,352
                                                                                                        ------------
   TOTAL EXPENSES ...............................................................................          1,151,506
Less:
Waiver of Investment Advisory Fees ..............................................................            (45,101)
                                                                                                        ------------
   NET EXPENSES .................................................................................          1,106,405
                                                                                                        ------------
NET INVESTMENT LOSS .............................................................................            (91,056)
                                                                                                        ------------
NET REALIZED GAIN ON INVESTMENTS ................................................................         24,993,360
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ............................................        (11,682,863)
                                                                                                        ------------
NET GAIN ON INVESTMENTS .........................................................................         13,310,497
                                                                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................        $13,219,441
                                                                                                        ============






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        7

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                                      SIX MONTHS
                                                                                         ENDED           YEAR ENDED
                                                                                    APRIL 30, 2004       OCTOBER 31,
                                                                                      (UNAUDITED)           2003
                                                                                     ------------       ------------
OPERATIONS:
   Net Investment Income (Loss) ................................................     $    (91,056)      $      9,030
   Net Realized Gain on Investments ............................................       24,993,360          4,580,956
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........      (11,682,863)        28,433,006
                                                                                     ------------       ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................       13,219,441         33,022,992
                                                                                     ------------       ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .......................................................          (43,704)          (185,905)
   Return of Capital ...........................................................               --            (30,597)
                                                                                     ------------       ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...........................................          (43,704)          (216,502)
                                                                                     ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................................       23,245,930         85,613,487
   In Lieu of Cash Distributions ...............................................           42,308            208,427
   Redeemed ....................................................................      (22,924,174)       (85,951,643)
                                                                                     ------------       ------------
   Net Increase (Decrease) from Capital Share Transactions .....................          364,064           (129,729)
                                                                                     ------------       ------------
     TOTAL INCREASE IN NET ASSETS ..............................................       13,539,801         32,676,761
NET ASSETS:
   Beginning of Period .........................................................      169,002,720        136,325,959
                                                                                     ------------       ------------
   End of Period (including distributions in excess of
     net investment income of $134,760 and $0, respectively) ...................     $182,542,521       $169,002,720
                                                                                     ============       ============
SHARE TRANSACTIONS:
   Issued ......................................................................        1,071,183          4,983,499
   In Lieu of Cash Distributions ...............................................            1,900             13,002
   Redeemed ....................................................................       (1,054,397)        (5,002,290)
                                                                                     ------------       ------------
   Net Increase (Decrease) in Shares Outstanding from Share Transaction ........           18,686             (5,789)
                                                                                     ============       ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                ENDED
                                               APRIL 30,                   YEARS ENDED OCTOBER 31,
                                                 2004         ----------------------------------------------------------------------
                                              (UNAUDITED)       2003          2002(1)        2001           2000           1999
                                               --------       --------       --------       --------       --------      --------
Net Asset Value, Beginning of Period ......... $  20.08       $  16.18       $  16.61       $  16.46       $  13.35      $  14.52
                                               --------       --------       --------       --------       --------      --------
Income from Investment Operations:
   Net Investment Income (Loss) ..............    (0.01)          0.01           0.06           0.08           0.12          0.08
   Net Realized and Unrealized Gain (Loss) ...     1.58           3.92          (0.44)          0.18++         3.10         (1.17)
                                               --------       --------       --------       --------       --------      --------
   Total from Investment Operations ..........     1.57           3.93          (0.38)          0.26           3.22         (1.09)
                                               --------       --------       --------       --------       --------      --------
Dividends and Distributions:
   Net Investment Income .....................    (0.01)         (0.03)         (0.05)         (0.10)         (0.11)        (0.08)
   Return of Capital .........................       --             --*            --          (0.01)            --            --
                                               --------       --------       --------       --------       --------      --------
   Total Dividends and Distributions .........    (0.01)         (0.03)         (0.05)         (0.11)         (0.11)        (0.08)
                                               --------       --------       --------       --------       --------      --------
Net Asset Value, End of Period ............... $  21.64       $  20.08       $  16.18       $  16.61       $  16.46      $  13.35
                                               ========       ========       ========       ========       ========      ========
TOTAL RETURN+ ................................     7.79%***      24.30%         (2.34)%         1.57%         24.27%        (7.63)%
                                               ========       ========       ========       ========       ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........ $182,543       $169,003       $136,326       $140,794       $115,885      $135,040
Ratio of Expenses to Average Net Assets ......     1.20%**        1.20%          1.13%          1.14%          1.02%         1.03%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) .......................     1.25%**        1.27%          1.13%          1.14%          1.19%         1.20%
Ratio of Net Investment Income to Average
    Net Assets ...............................    (0.10)%**       0.01%          0.31%          0.42%          0.75%         0.52%
Portfolio Turnover Rate ......................       76%           107%            99%            99%           108%          121%

  * INCLUDES RETURN OF CAPITAL OF $0.0035.
 ** ANNUALIZED.
*** NOT ANNUALIZED.
+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO'S SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Money market securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there were none as of April 30, 2004, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT
   AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2004 the Administrator was paid 0.12% of the average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:
For the six months ended April 30, 2004, the Portfolio made purchases of $134,076,650 and sales of $136,763,999 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book-tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2003 and October 31, 2002 were as follows:

                    ORDINARY         LONG-TERM       RETURN OF
                     INCOME        CAPITAL GAIN       CAPITAL            TOTAL

                    --------       ------------      ---------          -------
2003                $ 86,173          $99,732         $30,597           $216,502
2002                 432,916               --              --            432,916

As of October 31, 2003, total Distributable Earnings consisted of $20,688,332 in net unrealized appreciation.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2003 the Portfolio utilized $4,558,503 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2004, were as follows:

          FEDERAL                    APPRECIATED                 DEPRECIATED               NET UNREALIZED
         TAX COST                    SECURITIES                  SECURITIES                 APPRECIATION
      _______________              _______________             _______________             _______________
       $177,837,127                  $14,396,905                $(5,269,941)                 $9,126,964

8. OTHER:

At April 30, 2004, 65% of total shares outstanding were held by two shareholders of Institutional Class Shares, each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.


..

NOTES

--------------------------------------------------------------------------------

                          FMA SMALL COMPANY PORTFOLIO:
                                P.O. Box 219009
                             Kansas City, MO 64121
                            (toll free) 866-FMA-8333


                                    ADVISER:
                      Fiduciary Management Associates, LLC
                       55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








         This information must be preceded or accompanied by a current prospectus for the Portfolio described.




FMA-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 6/25/04


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.